Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Discontinued Operations
28	Discontinued Operations

As a result of the corporate reorganization process mentioned in Note 1, during 2016 the Group sold its equity participations in Helport do Brasil S.A. (August 31, 2016), Hidroaconcagua S.A. (October 20, 2016), as well as other smaller entities.

Considering that there were companies not related to the airport industry, they were included as discontinued operations.

Summarized information of Statement of Income is as follows:

	For the year ended,
	2018	2017	2016
Revenues	-	-	5
Cost of services	-	-	(92)
Gross profit	-	-	(87)
Selling, general and administrative expenses	-	-	(796)
Loss on disposal of discontinued operations	-	-	(8,916)
Other operating expense	-	-	(228)
Operating loss	-	-	(10,027)
Financial result, net	-	-	548
Loss before equity in earnings of associates and income tax	-	-	(9,479)
Share of income or loss in associates	-	-	62
Loss before income tax	-	-	(9,417)
Income tax	-	-	(61)
Loss from discontinued operations	-	-	(9,478)
Currency translation adjustment	-	-	4,277
Total comprehensive loss for the year	-	-	(5,201)

Summarized cash flow information is as follows:

	At December 31,
	2018	2017	2016
(Decrease)/ Increase in cash	-	-	(7,655)
Used in operating activities	-	-	(8,155)
Provided by investing activities	-	-	500

Financial information relating to the discontinued operations of the companies sold for the year 2018, 2017 and 2016 to the date of disposal is set out below;

	2018	2017	2016
Non-current assets	-	-	13,721
Current assets	-	-	38,997
Total assets	-	-	52,718
Non-current liabilities	-	-	6,552
Current liabilities	-	-	30,551
Total liabilities	-	-	37,103
Total attributable to owners of the parent	-	-	15,304
Non-controlling interests	-	-	311
Total equity and liabilities	-	-	52,718

The aggregate effects of disposals of subsidiaries are as follows:

	2018	2017	2016
Net identifiable assets disposed	-	-	15,304
Transfer from shareholders equity – currency translation differences	-	-	3,993
Loss from discontinued operations	-	-	(8,916)
Net cash inflow on disposal of discontinued operations	-	-	10,381
Less: Cash and cash equivalents in subsidiaries disposed	-	-	(8,593)
Net cash provided by investing activities	-	-	500
Net cash used in discontinued investing activities	-	-	(8,093)